Segment Information (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
Segment Information
11. Segment Information
We have one reportable segment which focuses on the discovery and development of cancer therapeutics. The segment derives its revenue from the Purchase Agreement with Jazz (see Note 4, Collaboration Revenue).
Our chief operating decision maker (“CODM”) manages our operations on an integrated basis for the purpose of allocating resources. When evaluating our financial performance, our CODM regularly reviews total expenses and expenses by function and makes decisions using this information based on the performance of the enterprise as a whole. Our CODM primarily evaluates the performance of the enterprise based on results that have a direct impact on our available cash and cash equivalents and accordingly places less significance on non-cash expenses such as stock-based compensation and depreciation expenses in determining how to allocate resources.
Segment assets regularly reviewed by our CODM include measures of liquidity, primarily available cash and cash equivalents, and are consistent with the presentation of cash and cash equivalents reported in our condensed consolidated balance sheets.
The following is a summary of our segment and consolidated net income (loss), including significant segment expenses:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
	(in thousands)
Collaboration revenue	$21,000	$—	$21,000	$—
Less:
General and administrative support	6,678	3,486	11,250	7,309
Clinical development	3,047	5,710	6,690	10,039
Research and discovery	1,028	3,537	3,183	6,856
Manufacturing	218	2,610	1,792	6,698
Other segment expenses(a)	2,871	2,199	4,198	4,631

Interest income	277	850	710	1,847
Interest expense	(475)	(1,301)	(1,843)	(2,564)
Loss on extinguishment of note payable	(3,354)	—	(3,354)	—
Other income, net	64	11	738	179
Segment and consolidated net income (loss)	$3,670	$(17,982)	$(9,862)	$(36,071)

(a)	Other segment expenses includes non-cash expenses for stock-based compensation and depreciation expenses.

16. Segment Information
We have one reportable segment which focuses on the discovery and development of cancer therapeutics. The segment derives its revenues from the Collaboration Agreement with Jazz (see Note 4, Collaboration and License Agreement).
Our CODM manages our operations on an integrated basis for the purpose of allocating resources. When evaluating our financial performance, our CODM regularly reviews total expenses and expenses by function and makes decisions using this information based on the performance of the enterprise as a whole. Our CODM primarily evaluates the performance of the enterprise based on results that have a direct impact on our available cash and cash equivalents and accordingly places less significance on non-cash expenses such as stock-based compensation and depreciation expenses in determining how to allocate resources.
Segment assets regularly reviewed by our CODM include measures of liquidity, primarily available cash and cash equivalents, and are consistent with the presentation of cash and cash equivalents reported in our consolidated balance sheets.
The following is a summary of our segment and consolidated net loss, including significant segment expenses:

	Year Ended December 31,
	2025	2024
	(in thousands)
Collaboration revenue	$—	$1,885
Less:
Clinical development	19,187	16,361
Research and discovery	12,660	14,389
General and administrative support	12,428	14,330
Manufacturing	8,523	19,759
Other segment expenses(a)	7,879	10,640
Interest income	3,108	6,673
Interest expense	(5,274)	(4,656)
Loss on extinguishment of debt	—	(553)
Other income, net	2,021	1,615
Segment and consolidated net loss	$(60,822)	$(70,515)

(a)	Other segment expenses includes non-cash expenses for stock-based compensation and depreciation expenses.